Stockholders' Equity (Deficit) - Preferred Stock (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	20,000,000	0
Preferred stock, shares outstanding (in shares)	0	0